Income Taxes - Summary of Deferred Tax Assets and Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred tax assets
Provision for doubtful debts	¥ 12,127	$ 1,758	¥ 27,327
Accrued expense	12,411	1,799	12,923
Net operating loss carry forward	282,098	40,900	218,042
Government grant related to assets	2,113	306	1,411
Estimated liabilities	426	62	0
Lease liabilities	3,533	512	0
Valuation allowance	(295,401)	(42,829)	(248,118)
Total deferred tax assets, net	17,307	2,508	11,585
Deferred tax liabilities
Property and equipment depreciation	(1,636)	(236)	(867)
Net unrealized gain on equity investments held	(4,332)	(628)	(3,564)
Right-of-use assets	(3,049)	(442)
Intangible assets arising from acquisition	(4,856)	(704)
Loan interest income	(8,258)	(1,197)	(7,154)
Total deferred tax liabilities	(22,131)	(3,207)	(11,585)
Net deferred tax assets	0	0	0
Net deferred tax liabilities	¥ (4,824)	$ (699)	¥ 0